Research and Development expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development expenses
Capitalized costs	€ 3,000	€ 4,900	€ 8,500
Increase (Decrease) in research and development expense.	€ 6,600	€ 4,100
Percentage of increase (decrease) in research and development expense.	16.70%	11.70%
Research and development expenses before capitalization	€ 45,800	€ 39,200	35,100
Development of strategic R&D projects		1,900
Research and development expenses
Research and Development expenses
Capitalized costs	(2,964)	€ (4,909)	€ (8,474)
Impairment loss on (in)tangible assets	€ 1,178